Share Capital (Details) - USD ($)																										6 Months Ended		12 Months Ended
	Jan. 22, 2026	Jan. 16, 2026	Jan. 14, 2026	Jan. 12, 2026	Dec. 23, 2025	Dec. 19, 2025	Dec. 18, 2025	Dec. 16, 2025	Dec. 15, 2025	Dec. 08, 2025	Dec. 03, 2025	Nov. 28, 2025	Nov. 26, 2025	Nov. 24, 2025	Nov. 17, 2025	Nov. 14, 2025	Oct. 24, 2025	Oct. 21, 2025	Oct. 16, 2025	Oct. 09, 2025	Oct. 06, 2025	Oct. 02, 2025	Aug. 26, 2025	Mar. 26, 2025	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Aug. 29, 2025
Share Capital [Line Items]
Reverse stock split				1-for-5																			1-for-3.125
Common shares issued	70		26,218
Subscription price per share (in Dollars per share)																								$ 98.44
Gross proceeds (in Dollars)																								$ 320,000
Conversion price, per share	$ 15.26	$ 15.26			$ 15.26	$ 15.26	$ 15.26	$ 18.09	$ 15.26	$ 18.09	$ 18.68		$ 18.63	$ 17.65	$ 24.67	$ 24.67	$ 40.93	$ 42.65	$ 45.33	$ 44.94	$ 64.8	$ 64.8
Share issuance costs (in Dollars)																										$ 44,071
Gain on debt settlement (in Dollars)												$ 1,893,196														$ 1,893,196
Weighted average number of ordinary shares outstanding basic																										525,042	30,840	30,840
Aggregate amount (in Dollars)	$ 628,642
Shares converted for principal loan			15,418
Aggregate Amount of ConversionOfPrincipalLoan			$ 235,204
Fair value of common shares	426		$ 78,839
Univest Securities, LLC (“Univest”) [Member]
Share Capital [Line Items]
Share issuance cost (in Dollars)	$ 25,920
Restricted Stock Units [Member[
Share Capital [Line Items]
Maximum percentage of issued share capital in qualifying ESOP incentives																									30.00%
Promissory Note [Member]
Share Capital [Line Items]
Aggregate principal amount (in Dollars)																					$ 92,160	$ 4,460,000
September Note [Member]
Share Capital [Line Items]
Aggregate principal amount (in Dollars)					$ 169,500	$ 508,500	$ 847,500		$ 1,525,500	$ 1,383,224	$ 21,587		$ 24,837	$ 18,045	$ 268,642	$ 126,097	$ 209,185	$ 435,965	$ 231,668	$ 79,900
Common Shares [Member]
Share Capital [Line Items]
Stock price (in Dollars per share)
Common shares issued	41,129	26,218	10,800			33,333	55,555	11,111	100,000	76,445	1,156		1,333	1,022	10,889	5,111	5,111	10,222	5,111	1,778	1,422	68,828		3,250
Conversion price, per share			$ 15.26					$ 15.68
Aggregate principal amount (in Dollars)	$ 627,439	$ 399,957
Aggregate amount (in Dollars)			$ 399,957
Common Shares [Member] | PGC DSA and Dunstan DSA [Member]
Share Capital [Line Items]
Common shares issued												32,549
Common Shares [Member] | September Note [Member]
Share Capital [Line Items]
Common shares issued	41,199				11,111			8,889
Aggregate principal amount (in Dollars)								$ 335,090
Class A Special Shares [Member]
Share Capital [Line Items]
Common shares issued																													6,441
Fair value (in Dollars)																													$ 597,836
Class B Special Shares [Member]
Share Capital [Line Items]
Common shares issued												212,265
Fair value (in Dollars)												$ 19,700,885
Class B Special Shares [Member] | PGC DSA and Dunstan DSA [Member]
Share Capital [Line Items]
Fair value (in Dollars)												$ 754,356